Long-Term Debt and Other Financial Liabilities, February 2019 ATB Loan Facility (Details)			12 Months Ended
	Feb. 28, 2022 USD ($)	Dec. 09, 2021 USD ($)	Dec. 31, 2022 USD ($) Installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Senior Long-Term Debt [Abstract]
Repayment of long-term debt			$ 89,698,000	$ 132,058,000	$ 52,514,000
February 2019 ATB Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Repayment of certain subordinated liabilities		$ 1,080,000
Additional repayment waived		1,080,000
Amendment fee		$ 50,000
Repayment of long-term debt	$ 15,129,000
February 2019 ATB Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate			4.65%
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment			16
Frequency of periodic payment			quarterly
Installment payment			$ 200,000
Balloon payment			$ 13,190,000
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment			12
Frequency of periodic payment			quarterly
Installment payment			$ 189,800
Maturity date			Aug. 26, 2022
Tranche C [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment			12
Frequency of periodic payment			quarterly
Installment payment			$ 189,800
Maturity date			Aug. 26, 2022